Investment Portfolio	as of May 31, 2020 (Unaudited)

DWS Multi-Asset Moderate Allocation Fund

	Shares	Value ($)
Equity - Equity Funds 50.3%
DWS Core Equity Fund "Institutional" (a)	324,773	8,489,579
DWS Emerging Markets Equity Fund "Institutional" (a)	13,451	238,344
DWS RREEF Global Infrastructure Fund "Institutional" (a)	56,891	869,292
DWS RREEF Real Estate Securities Fund "Institutional" (a)	54,498	1,018,564
DWS Small Cap Core Fund "S" (a)	21,516	526,701
Total Equity - Equity Funds (Cost $6,994,205)		11,142,480
Equity - Exchange-Traded Funds 6.6%
iShares MSCI Japan ETF	4,834	267,852
iShares MSCI Pacific ex Japan ETF	6,449	239,516
SPDR S&P Emerging Asia Pacific ETF	10,470	970,045
Total Equity - Exchange-Traded Funds (Cost $1,479,481)		1,477,413
Fixed Income - Bond Funds 15.4%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	50,351	431,506
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	90,959	715,849
DWS GNMA Fund "Institutional" (a)	101,606	1,425,537
DWS High Income Fund "Institutional" (a)	186,880	844,698
Total Fixed Income - Bond Funds (Cost $3,335,908)		3,417,590
Fixed Income - Exchange-Traded Funds 29.8%
iShares Core MSCI Europe ETF	30,232	1,262,488
iShares iBoxx $ Investment Grade Corporate Bond ETF	14,787	1,952,180
iShares JP Morgan USD Emerging Markets Bond ETF	1,823	193,967
iShares National Muni Bond ETF	10,400	1,197,976
iShares U.S. Treasury Bond ETF	59,242	1,657,888
Vanguard Total International Bond ETF	5,828	334,935
Total Fixed Income - Exchange-Traded Funds (Cost $6,481,199)		6,599,434
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 0.9%
U.S. Treasury Bills:
-0.03% *, 7/16/2020 (b)	10,000	9,999
1.807% *, 7/16/2020 (b)	192,000	191,968
Total Short-Term U.S. Treasury Obligations (Cost $201,567)		201,967
	Shares	Value ($)
Fixed Income - Money Market Fund 6.4%
DWS Central Cash Management Government Fund, 0.12% (a) (c) (Cost $1,417,543)	1,417,543	1,417,543
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $19,909,903)	109.4	24,256,427
Other Assets and Liabilities, Net	(9.4)	(2,090,310)
Net Assets	100.0	22,166,117

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated Underlying DWS Funds during the period ended May 31, 2020 are as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
Equity - Equity Funds 50.3%
DWS Core Equity Fund "Institutional" (a)
9,400,906	1,517,081	2,302,620	242,594	(368,382)	98,351	385,955	324,773	8,489,579
DWS Emerging Markets Equity Fund "Institutional" (a)
786,995	57,714	577,060	(74,121)	44,816	11,513	—	13,451	238,344
DWS ESG International Core Equity Fund "Institutional" (a)
1,117,214	—	1,129,173	66,709	(54,750)	—	—	—	—
DWS RREEF Global Infrastructure Fund "Institutional" (a)
1,118,101	338,623	571,834	24,069	(39,667)	17,403	—	56,891	869,292
DWS RREEF Real Estate Securities Fund "Institutional" (a)
2,097,762	227,763	999,445	14,805	(322,321)	24,177	80,946	54,498	1,018,564
DWS Small Cap Core Fund "S" (a)
673,274	472,056	509,880	(24,783)	(83,966)	1,650	156	21,516	526,701
Fixed Income - Bond Funds 15.4%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
364,140	102,925	—	—	(35,559)	13,064	—	50,351	431,506
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
270,814	694,845	231,940	(37,107)	19,237	3,330	—	90,959	715,849
DWS ESG Global Bond Fund "S" (a)
798,210	2,750	784,609	39,438	(55,789)	2,751	—	—	—
DWS GNMA Fund "Institutional" (a)
145,394	1,632,042	376,900	1,651	23,350	22,288	—	101,606	1,425,537
DWS High Income Fund "Institutional" (a)
—	1,554,735	721,000	(59,712)	70,675	18,790	—	186,880	844,698
DWS Short Duration Fund "S" (a)
572,985	5,631	577,965	10,445	(11,096)	5,939	—	—	—
DWS Total Return Bond Fund "Institutional" (a)
1,960,496	12,599	1,945,127	55,452	(83,420)	12,599	—	—	—
Fixed Income - Money Market Fund 6.4%
DWS Central Cash Management Government Fund, 0.12% (a) (c)
741,927	10,539,431	9,863,815	—	—	7,515	—	1,417,543	1,417,543
20,048,218	17,158,195	20,591,368	259,440	(896,872)	239,370	467,057	2,318,468	15,977,613

*	Annualized yield at time of purchase; not a coupon rate.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	At May 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	The rate shown is the annualized seven-day yield at period end.
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
At May 31, 2020, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/21/2020	6	833,281	834,375	(1,094)

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$11,142,480	$—	$—	$11,142,480
Equity - Exchange-Traded Funds	1,477,413	—	—	1,477,413
Fixed Income - Bond Funds	3,417,590	—	—	3,417,590
Fixed Income - Exchange-Traded Funds	6,599,434	—	—	6,599,434
Short-Term U.S. Treasury Obligations	—	201,967	—	201,967
Fixed Income - Money Market Fund	1,417,543	—	—	1,417,543
Total	$24,054,460	$201,967	$—	$24,256,427
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(1,094)	$—	$—	$(1,094)
Total	$(1,094)	$—	$—	$(1,094)

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Interest Rate Contracts	$ (1,094)